As filed with the Securities and Exchange Commission on June 29, 2017

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 1,777	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1,777	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On July 28, 2017, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,777 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 28, 2017, the effectiveness of the registration statement for the iShares iBonds Dec 2024 Term Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 1,633 on May 18, 2016, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,664	July 29, 2016	August 26, 2016
1,673	August 25, 2016	September 23, 2016
1,683	September 22, 2016	October 21, 2016
1,687	October 20, 2016	November 18, 2016
1,695	November 17, 2016	December 16, 2016
1,703	December 15, 2016	January 13, 2017
1,711	January 12, 2017	February 10, 2017
1,719	February 9, 2017	March 10, 2017
1,728	March 9, 2017	April 7, 2017
1,736	April 6, 2017	May 5, 2017
1,747	May 4, 2017	June 2, 2017
1.762	June 1, 2017	June 30, 2017

This Post-Effective Amendment No. 1,777 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,633.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,777 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 29th day of June, 2017.

iSHARES TRUST

By:
Martin Small*
President

Date: June 29, 2017

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,777 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: June 29, 2017

John E. Martinez*
Trustee

Date: June 29, 2017

Cecilia H. Herbert*
Trustee

Date: June 29, 2017

Charles A. Hurty*
Trustee

Date: June 29, 2017

John E. Kerrigan*
Trustee

Date: June 29, 2017

Robert S. Kapito*
Trustee

Date: June 29, 2017

Madhav V. Rajan*
Trustee

Date: June 29, 2017

Jane D. Carlin*
Trustee

Date: June 29, 2017

Drew E. Lawton**
Trustee

Date: June 29, 2017

Richard L. Fagnani**
Trustee

Date: June 29, 2017

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: June 29, 2017

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: June 29, 2017

*	Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark K. Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 1,690, filed October 31, 2016.
**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to PEA No. 1,771.